Private Placement	6 Months Ended
Jun. 30, 2025
Class of Stock Disclosures [Abstract]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

On February 13, 2024, simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 509,000 Private Placement Shares at a price of $10.00 per Private Placement Share, for an aggregate purchase price of $5,090,000. A portion of the proceeds from the Private Placement Shares was added to the proceeds from the Initial Public Offering and are held in the Trust Account.